Costs incurred and estimated earnings net of billings on uncompleted contracts	12 Months Ended
Dec. 31, 2014
Contractors [Abstract]
Costs incurred and estimated earnings net of billings on uncompleted contracts
Costs incurred and estimated earnings net of billings on uncompleted contracts

	December 31, 2014	December 31, 2013
Costs incurred and estimated earnings on uncompleted contracts	$629,416	$533,837
Less billings to date	(585,794)	(508,026)
	$43,622	$25,811

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	December 31, 2014	December 31, 2013
Unbilled revenue	$43,622	$32,168
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	—	(6,357)
	$43,622	$25,811